Accounts and Other Payables	6 Months Ended
Sep. 30, 2025
Accounts and Other Payables [Abstract]
ACCOUNTS AND OTHER PAYABLES
11.	ACCOUNTS AND OTHER PAYABLES

	As of September 30, 2025	As of March 31, 2025
	US$	US$
	(Unaudited)	(Audited)
Commission payables (note (a))	4,841,029	3,753,957
Other payables and accrued charges	176,585	811,448
Amount due to related company (note (b))	—	460,115
Consideration payables	—	1,964,967
Wages payables	8,465	23,670
Total	5,026,079	7,014,157

Note:

(a)	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided, which disclosed in note 16. The wages payable were the wages payables to the director of the Company. Other payables are non-interest-bearing and are expected to be settled within one year.

(b)	The amount due to related company is unsecured, interest-free and repayable on demand.